PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Certain weighted average assumptions used in computing the benefit obligations and net periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	5.50%	5.00%
Interest Crediting Rate	4.25%	3.75%
Rate of increase in compensation levels (as a percent)	4.00%	4.00%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	5.00%	5.50%	3.00%
Interest Crediting Rate	3.75%	4.00%	3.00%
Rate of increase in compensation levels (as a percent)	4.00%	3.75%	3.75%
Expected Long-term Rate of Return on Plan Assets	7.00%	6.75%	7.00%
Other postretirement benefit plans
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	6.75%	6.25%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	6.25%	6.00%	3.25%
Expected Long-term Rate of Return on Plan Assets	4.50%	3.75%	4.00%